Management of Financial Risk (Schedule of Company's Liquidity Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other liabilities	$ 1,166	$ 1,356
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	48,510	41,476
Credit facility	70,000
Bank loan		40,000
Derivative liabilities	224	2,328
Income tax payable	8,358	14,237
Equipment loan	9,699
Finance lease obligations		906
Other liabilities	1,166	1,356
Operating leases	2,553	2,312
Capital commitments, Lindero	111,940
Provisions	17,907	15,186
Total financial liabilities	270,357	117,801
Liquidity risk [member] | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	48,510	41,476
Derivative liabilities	224	2,328
Income tax payable	8,358	14,237
Equipment loan	4,328
Finance lease obligations		906
Operating leases	1,055	653
Capital commitments, Lindero	111,940
Provisions	878	1,708
Total financial liabilities	175,293	61,308
Liquidity risk [member] | Later than one year and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank loan		40,000
Equipment loan	5,371
Other liabilities	1,166	1,356
Operating leases	1,248	1,025
Provisions	6,738	4,690
Total financial liabilities	14,523	47,071
Liquidity risk [member] | Later than three years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit facility	70,000
Operating leases	250	634
Provisions	4,029	5,465
Total financial liabilities	74,279	6,099
Liquidity risk [member] | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Provisions	6,262	3,323
Total financial liabilities	$ 6,262	$ 3,323